Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,218,063,318.72
Previously Paid Amount	0.00
Total Fee Amount	168,214.55
Total Offset Amount	0.00
Net Fee	$ 168,214.55